Exhibit 99.2	Exhibit C to Indenture Supplement to Indenture

SCHEDULE TO MONTHLY NOTEHOLDERS' STATEMENT

BAseries

BA CREDIT CARD TRUST

MONTHLY PERIOD ENDING July 31, 2026

Reference is made to the Fifth Amended and Restated Series 2001-D Supplement (the "Series 2001-D Supplement"), dated as of December 17, 2015, among BA Credit Card Funding, LLC as Transferor, Bank of America, National Association (“BANA”), as Servicer, and The Bank of New York Mellon, as Trustee, the Fourth Amended and Restated Indenture (the “Indenture”), dated as of December 17, 2015, and the Third Amended and Restated BAseries Indenture Supplement (the "Indenture Supplement"), dated as of December 17, 2015, each between BA Credit Card Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee. Terms used herein and not defined herein have the meanings ascribed to them in the Fifth Amended and Restated 2001-D Supplement, the Fourth Amended and Restated Indenture and the Third Amended and Restated BAseries Indenture Supplement, as applicable.

The following computations are prepared with respect to the Transfer Date of August 14, 2026 and with respect to the performance of the Trust during the related Monthly Period.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust, as certain of such program documents have been amended, as applicable.  Each of these agreements and related amendments, as applicable, has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 1, 2014, July 8, 2015 or December 18, 2015.

Each tranche of Class A Notes in the tables below is subject to periodic reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934.

BAseries	C-1

A.
In accordance with Section 3.01 of the Third Amended and Restated BAseries Indenture Supplement dated as of December 17, 2015, between BA Credit Card Trust and The Bank of New York Mellon, BAseries Available Funds shall be applied in the priority described in the chart below. This chart is only an overview of the application and priority of payments of BAseries Available Funds. For a more detailed description, please see the Third Amended and Restated BAseries Indenture Supplement as included in Exhibit 4.5 to Registrant's Form 8-K filed with SEC on December 18, 2015.

Priority of Payments
BAseries Available Funds

BAseries	C-2

B.	Targeted deposits to Interest Funding sub-Accounts:

	Targeted Deposit to Interest Funding sub- Account for applicable Monthly Period	Actual Deposit to Interest Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Interest Funding sub- account Balance prior to Withdrawals	Interest Funding sub- Account Earnings
Class A :
Class A (2023-02)	$6,225,000.00	$6,225,000.00	$0.00	$6,225,000.00	$0.00
Class A (2024-01)	$5,135,416.67	$5,135,416.67	$0.00	$5,135,416.67	$0.00
Class A (2025-01)	$3,591,666.67	$3,591,666.67	$0.00	$3,591,666.67	$0.00
Class A (2026-01)	$5,275,000.00	$5,275,000.00	$0.00	$5,275,000.00	$0.00
Class A Total:	$20,227,083.34	$20,227,083.34	$0.00	$20,227,083.34	$0.00
Class B :
Class B (2010-01)	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Total:	$0.00	$0.00	$0.00	$0.00	$0.00
Class C :
Class C (2010-01)	$0.00	$0.00	$0.00	$0.00	$0.00
Class C Total:	$0.00	$0.00	$0.00	$0.00	$0.00
Total:	$20,227,083.34	$20,227,083.34	$0.00	$20,227,083.34	$0.00

C.	Interest to be paid on the corresponding Payment Date:

	CUSIP Number	Interest Payment Date	Interest Rate	Amount of interest to be paid on corresponding Interest Payment Date
Class A :
Class A (2023-02)	05522RDH8	August 17, 2026	4.980000%	$6,225,000.00
Class A (2024-01)	05522RDJ4	August 17, 2026	4.930000%	$5,135,416.67
Class A (2025-01)	05522RDK1	August 17, 2026	4.310000%	$3,591,666.67
Class A (2026-01)	05522RDL9	August 17, 2026	4.220000%	$5,275,000.00
Class A Total:				$20,227,083.34
Total:				$20,227,083.34

BAseries	C-3

D.	Targeted deposits to Class C Reserve sub-Accounts:

Targeted Deposit to Class C Reserve sub-Account for applicable Monthly Period	Actual Deposit to Class C Reserve sub-Account for applicable Monthly Period	Class C Reserve sub- Account Balance on Transfer Date prior to withdrawals	Class C Reserve sub- Account Earnings	Amount of interest to be paid on corresponding Interest Payment Date

NOTHING TO REPORT

E.	Withdrawals to be made from the Class C Reserve sub-Accounts on the corresponding Transfer Date:

Targeted Deposit to Withdrawals for Interest	Actual Deposit to Withdrawals for Principal	Class C Reserve Class C Reserve sub- Account Balance on Transfer Date after withdrawals

NOTHING TO REPORT

F.	Targeted deposits to Principal Funding sub-Accounts:

Targeted Deposit to Principal Funding sub- Account for applicable Monthly Period	Actual Deposit to Principal Funding sub- Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Principal Funding sub- Account Balance on Transfer Date	Principal Funding sub- Account Earnings

NOTHING TO REPORT

BAseries	C-4

G.	Principal to be paid on the corresponding Principal Payment Date:

CUSIP Number	Principal Payment Date	Amount of principal to be paid on corresponding Principal Payment Date

NOTHING TO REPORT

H.	Stated Principal Amount, Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

	Initial Dollar Principal Amount	Outstanding Principal Amount	Adjusted Outstanding Principal Amount	Nominal Liquidation Amount
Class A :
Class A (2023-02)	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00
Class A (2024-01)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A (2025-01)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2026-01)	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00
Class A Total:	$5,250,000,000.00	$5,250,000,000.00	$5,250,000,000.00	$5,250,000,000.00
Class B :
Class B (2010-01)	$2,350,000,000.00	$2,350,000,000.00	$2,350,000,000.00	$2,350,000,000.00
Class B Total:	$2,350,000,000.00	$2,350,000,000.00	$2,350,000,000.00	$2,350,000,000.00
Class C :
Class C (2010-01)	$1,225,000,000.00	$1,225,000,000.00	$1,225,000,000.00	$1,225,000,000.00
Class C Total:	$1,225,000,000.00	$1,225,000,000.00	$1,225,000,000.00	$1,225,000,000.00
Total:	$8,825,000,000.00	$8,825,000,000.00	$8,825,000,000.00	$8,825,000,000.00

I.	Class A Usage of Class B and Class C Subordinated Amounts:

Class A Usage of Class B Subordinated Amount for this Monthly Period	Class A Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount

NOTHING TO REPORT

BAseries	C-5

J.	Class B Usage of Class C Subordinated Amounts:

Class B Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordinated Amount

NOTHING TO REPORT

K.	Nominal Liquidation Amount for Tranches of Notes Outstanding:

	Beginning Nominal Liquidation Amount	Increases from accretions on Principal for Discount Notes	Increases from amounts withdrawn from the Principal Funding sub- Account in respect of Prefunding Excess Amount	Reimbursements from Available Funds	Reductions due to reallocations of Available Principal Amounts	Reductions due to Investor Charge-Offs	Reductions due to amounts on deposit in the Principal Funding sub- Account	Ending Nominal Liquidation Amount
Class A :
Class A (2023-02)	$1,500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,500,000,000.00
Class A (2024-01)	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
Class A (2025-01)	$1,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00
Class A (2026-01)	$1,500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,500,000,000.00
Class A Total:	$5,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$5,250,000,000.00
Class B :
Class B (2010-01)	$2,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$2,350,000,000.00
Class B Total:	$2,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$2,350,000,000.00
Class C :
Class C (2010-01)	$1,225,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,225,000,000.00
Class C Total:	$1,225,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,225,000,000.00
Total:	$8,825,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$8,825,000,000.00

BAseries	C-6

L.	Excess Available Funds and 3 Month Excess Available Funds:

Excess Available Funds	$129,750,080.38
Is 3 Month Excess Available Funds < 0 ? (Yes/No)	No

M.	Other Performance Triggers

Has a Class C Reserve sub-Account funding trigger occurred? (Yes/No)	No

N.	Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: January 26, 2026

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Noteholders' Statement this 10th day of August, 2026.

BANK OF AMERICA, NATIONAL ASSOCIATION,
Servicer

By: /S/Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Director

BAseries	C-7